Consolidated Statement of Operations (USD $)	12 Months Ended		33 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Other income and expenses
Net loss	$ (3,037,594)	$ (696,357)	$ (8,858,166)
Basic and fully diluted loss per common share	$ (0.07)
Basic and fully diluted weighted average common shares outstanding	45,327,116
Restated
Revenue
Cost of goods sold
Gross profit
Operating expenses
Director stock compensation		(2,650,000)
Payroll and related expenses	29,485		29,485
Consulting	1,472,444	1,902,392	4,979,416
Professional fees	491,643	447,139	1,477,261
Research and development	486,160	242,717	843,232
General and administrative	395,476	110,063	547,340
Loss on deposit			100,000
Loss on intangible property			75,000
Total operating expenses	2,875,208	52,311	8,051,734
Other income and expenses
Interest expense	(182,032)	(277,545)	(459,577)
Interest income	171		171
Finance cost		(622,522)	(622,522)
Gain on settlement of debt	19,475	256,021	275,496
Net loss	$ (3,037,594)	$ (696,357)	$ (8,858,166)
Basic and fully diluted loss per common share	$ (0.07)	$ (0.01)
Basic and fully diluted weighted average common shares outstanding	45,327,116	47,646,411